LOANS TO THIRD PARTIES-LONG TERM (Tables)	12 Months Ended
Jun. 30, 2025
LOANS TO THIRD PARTIES-LONG TERM
Summary of loans to third parties-long term

	June 30,	June 30,	June 30,
	2024	2025	2025
	RMB	RMB	US Dollars
Working fund to third party companies	¥—	¥118,500,000	$16,541,962
Loans to third parties-long term	¥—	¥118,500,000	$16,541,962